Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Estimated Fair Values of Outstanding Derivative Instruments

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2013	2014	Liability derivatives	2013	2014
Interest rate contracts	Prepaid expenses and other current assets	2	2	Current liabilities other	1,227	1,221
Interest rate contracts	Assets other	254	1,012	Liabilities other	18,892	13,941
Foreign exchange contracts	Prepaid expenses and other current assets	5	6	Current liabilities other	15	24

		261	1,020		20,134	15,186

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2013	2014	Liability derivatives	2013	2014
Interest rate contracts		—	—	Current liabilities other	147	18
Interest rate contracts		—	—	Liabilities other	2,784	1,429
Foreign exchange contracts	Prepaid expenses and other current assets	20,706	10,855	Current liabilities other	18,933	13,892
Foreign exchange contracts	Assets other	895	12	Liabilities other	—	24

		21,601	10,867		21,864	15,363

Total derivatives		21,862	11,887		41,998	30,549

Effects of Derivative Instruments on Consolidated Statements of Income

Presented below are the effects of derivative instruments on the consolidated statements of income for the fiscal years ended March 31, 2012, 2013 and 2014.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2012	2013	2014
Interest rate contracts	Financial services revenue	(2,998)	(11,275)	131
Foreign exchange contracts	Foreign exchange gain or (loss), net	(49)	1	(1)

Total		(3,047)	(11,274)	130

Derivatives not designated as hedging instruments	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2012	2013	2014
Interest rate contracts	Financial services revenue	(3,303)	(2,779)	(167)
Foreign exchange contracts	Financial services revenue	(79)	7,202	1,198
Foreign exchange contracts	Foreign exchange gain or (loss), net	4,324	5,596	2,703
Credit contracts	Financial services revenue	(25)	(3)	—

Total		917	10,016	3,734

Summary of Derivatives Additional Information Including Notional Amounts

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2013		March 31, 2014
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts	1,127,799	(7,185)	1,415,132	(3,737)
Currency option contracts purchased	1,296	44	14,988	137
Currency option contracts written	1,037	(6)	1,683	(6)
Currency swap agreements	459,019	9,507	515,300	221
Other currency contracts	58,294	298	67,043	319
Interest rate contracts:
Interest rate swap agreements	529,642	(22,794)	413,572	(15,596)

Summary of Effects of Offsetting Derivative Assets and Derivative Liabilities
Presented below are the effects of offsetting derivative assets and derivative liabilities as of March 31, 2013 and 2014.

	Yen in millions
	As of March 31, 2013
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements		Net amounts
		Financial instruments	Cash collateral
Derivative assets subject to master netting agreements	18,954	8,458	—	10,496
Derivative assets not subject to master netting agreements	2,908			2,908

Total derivative assets	21,862	8,458	—	13,404

Derivative liabilities subject to master netting agreements	39,371	22,921	—	16,450
Derivative liabilities not subject to master netting agreements	2,627			2,627

Total derivative liabilities	41,998	22,921	—	19,077

	Yen in millions
	As of March 31, 2014
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements		Net amounts
		Financial instruments	Cash collateral
Derivative assets subject to master netting agreements	9,386	5,619	—	3,767
Derivative assets not subject to master netting agreements	2,501			2,501

Total derivative assets	11,887	5,619	—	6,268

Derivative liabilities subject to master netting agreements	28,017	22,058	—	5,959
Derivative liabilities not subject to master netting agreements	2,532			2,532

Total derivative liabilities	30,549	22,058	—	8,491